Credit Agreement - Q3 (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Jun. 21, 2013	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Repayment of term loan		$ 2.5
PrivateBank [Member] | Secured Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Description of variable rate basis		3 month LIBOR	3 month LIBOR
PrivateBank [Member] | Credit Agreement [Member] | Secured Term Loan [Member]
Debt Instrument [Line Items]
Term of loan	5 years	5 years
Amount of loan commitment	$ 17.5	$ 30.0
Maturity date		Dec. 04, 2020	Jun. 30, 2018